Income and Expenses - Cost of Sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income And Expenses [Line Items]
Costs of sales	€ 17,361	€ 13,690	€ 9,318
Wages, Benefits and Social Security Expense
Disclosure Of Income And Expenses [Line Items]
Costs of sales	7,206	6,726	6,105
Laboratory Supplies
Disclosure Of Income And Expenses [Line Items]
Costs of sales	3,845	1,368	2,849
Purchased Services
Disclosure Of Income And Expenses [Line Items]
Costs of sales	1,986	2,514
Other
Disclosure Of Income And Expenses [Line Items]
Costs of sales	2,857	1,715	€ 364
Depreciation and Amortization
Disclosure Of Income And Expenses [Line Items]
Costs of sales	€ 1,467	€ 1,367